Supplement dated February 14, 2024
to the Statement of Additional Information (the “SAI”), dated January 1, 2024, for the following funds:
Fund
Columbia Funds Series Trust
Columbia Capital Allocation Moderate Aggressive Portfolio
Columbia Capital Allocation Moderate Conservative Portfolio
Columbia Large Cap Growth Opportunity Fund
Columbia Overseas Value Fund
Columbia Select Large Cap Equity Fund
Columbia Funds Series Trust I
Columbia Dividend Income Fund
Columbia Large Cap Growth Fund
Multi-Manager (MM) Directional Alternative Strategies Fund
Overseas SMA Completion Portfolio
Columbia Funds Series Trust II
Columbia Capital Allocation Aggressive Portfolio
Columbia Capital Allocation Conservative Portfolio
Columbia Capital Allocation Moderate Portfolio
Columbia Global Opportunities Fund
Columbia Overseas Core Fund
Multi-Manager (MM) Value Strategies Fund
Effective immediately, the information under the subsection “The Investment Manager and Subadvisers – Portfolio Managers” in the “Investment Management and Other Services” section of the SAI for the above referenced funds, for Multi-Manager Directional Alternative Strategies Fund for Allspring, and for Multi-Manager Value Strategies Fund for Columbia Management, is hereby superseded and replaced with the following:

		Other Accounts Managed (Excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
For Funds with fiscal year ending January 31 – Information is as of January 31, 2023, unless otherwise noted
Capital Allocation Aggressive Portfolio	Dan Boncarosky	6 RICs 3 PIVs 60 other accounts	$3.92 billion $0.19 million $127.95 million	None	None	Columbia Management – FoF	Columbia Management
	Juno Chen(k)	4 other accounts	$0.34 million	None	None
	Thomas Nakamura	5 RICs 3 other accounts	$3.86 billion $0.46 million	None	$1 – $10,000(a)
Capital Allocation Conservative Portfolio	Dan Boncarosky	6 RICs 3 PIVs 60 other accounts	$4.97 billion $0.19 million $127.95 million	None	None	Columbia Management – FoF	Columbia Management
	Juno Chen(k)	4 other accounts	$0.34 million	None	None
	Thomas Nakamura	5 RICs 3 other accounts	$4.90 billion $0.46 million	None	None
SUP910_00_100_(02/24)

		Other Accounts Managed (Excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
Capital Allocation Moderate Aggressive Portfolio	Dan Boncarosky	6 RICs 3 PIVs 60 other accounts	$3.42 billion $0.19 million $127.95 million	None	$10,001 – $50,000(a)	Columbia Management – FoF	Columbia Management
	Juno Chen(k)	4 other accounts	$0.34 million	None	None
	Thomas Nakamura	5 RICs 3 other accounts	$3.36 billion $0.46 million	None	None
Capital Allocation Moderate Conservative Portfolio	Dan Boncarosky	6 RICs 3 PIVs 60 other accounts	$4.76 billion $0.19 million $127.95 million	None	None	Columbia Management – FoF	Columbia Management
	Juno Chen(k)	4 other accounts	$0.34 million	None	None
	Thomas Nakamura	5 RICs 3 other accounts	$4.70 billion $0.46 million	None	None
Capital Allocation Moderate Portfolio	Dan Boncarosky	6 RICs 3 PIVs 60 other accounts	$3.98 billion $0.19 million $127.95 million	None	None	Columbia Management – FoF	Columbia Management
	Juno Chen(k)	4 other accounts	$0.34 million	None	None
	Thomas Nakamura	5 RICs 3 other accounts	$3.92 billion $0.46 million	None	None
For Funds with fiscal year ending February 28/29 – Information is as of February 28, 2023, unless otherwise noted
Large Cap Growth Opportunity Fund	Michael Guttag(k)	3 other accounts	$3.2 million	None	None	Columbia Management	Columbia Management
	Melda Mergen	6 RICs 1 PIV 16 other accounts	$12.54 billion $28.36 million $658.66 million	None	None
	Tiffany Wade	5 RICs 1 PIV 18 other accounts	$11.74 billion $28.36 million $652.45 million	None	None
Overseas Core Fund	Fred Copper	6 RICs 1 PIV 25 other accounts	$7.38 billion $113.54 million $726.55 million	None	$50,001 – $100,000(b)	Columbia Management	Management Columbia
	Paul DiGiacomo(k)	3 other accounts	$3.2 million	None	$50,001 – $100,000(b)
	Daisuke Nomoto	5 RICs 2 PIVs 22 other accounts	$6.55 billion $838.42 million $553.10 million	None	$100,001 – $500,000(b)
Overseas Value Fund	Fred Copper	6 RICs 1 PIV 25 other accounts	$5.54 billion $113.54 million $726.55 million	None	$100,001 – $500,000(b)	Columbia Management	Columbia Management
	Paul DiGiacomo(k)	3 other accounts	$3.2 million	None	None
	Daisuke Nomoto	5 RICs 2 PIVs 22 other accounts	$4.71 billion $838.42 million $553.10 million	None	None

SUP910_00_100_(02/24)

		Other Accounts Managed (Excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
Select Large Cap Equity Fund	Michael Guttag(k)	3 other accounts	$3.2 million	None	$10,001 – $50,000(b)	Columbia Management	Columbia Management
	Melda Mergen	5 RICs 1 PIV 16 other accounts	$9.82 billion $25.16 million $579.40 million	None	$500,001 – $1,000,000(a) $500,001 – $1,000,000(b)
	Tiffany Wade	4 RICs 1 PIV 18 other accounts	$9.01 billion $25.16 million $574.74 million	None	$10,001 – $50,000(a) $10,001 – $50,000 (b)
For Funds with fiscal year ending April 30 – Information is as of April 30, 2023, unless otherwise noted
MM Directional Alternative Strategies Fund	Allspring: Kevin Cole(k)	1 RIC	$24.74 million	None	None	Allspring	Allspring
	Harindra de Silva	14 RICs 15 PIVs 14 other accounts	$3.93 billion $846.85 million $2.69 billion	1 PIV ($43.01 M)	None
	David Krider	4 RICs 7 PIVs 4 other accounts	$1.48 billion $545.41 million $724.18 million	1 PIV ($43.01 M)	None
For Funds with fiscal year ending May 31 – Information is as of May 31, 2023, unless otherwise noted
Dividend Income Fund	Michael Barclay	3 RICs 1 PIV 130 other accounts	$4.23 billion $1.62 billion $2.42 billion	None	Over $1,000,000(a) $100,001 – $500,000(b)	Columbia Management	Columbia Management
	Tara Gately	1 RIC 1 PIV 127 other accounts	$4.17 billion $1.62 billion $2.42 billion	None	Over $1,000,000(a)
	Andrew Wright(k)	14 other accounts	$1.17 million	None	None
MM Value Strategies Fund	Columbia Management: Michael Barclay	3 RICs 1 PIV 130 other accounts	$35.17 billion $1.62 billion $2.42 billion	None	None	Columbia Management	Columbia Management
	Tara Gately	1 RIC 1 PIV 127 other accounts	$35.11 billion $1.62 billion $2.42 billion	None	None
	Andrew Wright(k)	14 other accounts	$1.17 million	None	None
For Funds with fiscal year ending July 31 – Information is as of July 31, 2023, unless otherwise noted
Global Opportunities Fund	Dan Boncarosky	20 RICs 28 PIVs 60 other accounts	$62.66 billion $4.72 billion $133.85 million	None	$1 – $10,000(b)	Columbia Management	Columbia Management
	Juno Chen(k)	4 other accounts	$0.34 million	None	None
	Thomas Nakamura	5 RICs 29 PIVs 54 other accounts	$4.68 billion $4.79 billion $129.66 million	None	$1 – $10,000(a)

SUP910_00_100_(02/24)

		Other Accounts Managed (Excluding the Fund)			Ownership of Fund Shares	Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
Large Cap Growth Fund	Michael Guttag(k)	3 other accounts	$0.39 million	None	$10,001 – $50,000(b)	Columbia Management	Columbia Management
	Melda Mergen	5 RICs 1 PIV 16 other accounts	$7.94 billion $26.98 million $665.13 million	None	$100,001 – $500,000(a)
	Tiffany Wade	4 RICs 1 PIV 18 other accounts	$7.12 billion $26.98 million $659.04 million	None	$10,001 – $50,000(a) $50,001 – $100,000(b)
For Funds with fiscal year ending August 31 – Information is as of August 31, 2023, unless otherwise noted
Overseas SMA Completion Portfolio	Fred Copper	6 RICs 1 PIV 36 other accounts	$8.36 billion $120.47 million $764.34 million	None	None	Columbia Management	Columbia Management
	Paul DiGiacomo(k)	3 other accounts	$3.2 million	None	None
	Daisuke Nomoto	5 RICs 2 PIVs 33 other accounts	$7.55 billion $851.39 million $583.88 million	None	None
*
RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**
Number and type of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(a)
Excludes any notional investments.
(b)
Notional investments through a deferred compensation account.
(k)
The portfolio manager began managing the Fund after its last fiscal year end. Reporting information is provided as of December 31, 2023.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.

SUP910_00_100_(02/24)